RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions		12 Months Ended
	Jul. 29, 2016 EUR (€)	Dec. 31, 2017 director	Dec. 31, 2016 EUR (€)	May 28, 2016
Disclosure of transactions between related parties [line items]
Number of members of board of directors		17
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership		18.00%
Number of members of board of directors		2
Repayment of loan with TCCC assumed in acquisition | €			€ 73
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership		19.00%
Number of members of board of directors		3
Cobega Companies | Entities with joint control or significant influence over entity | CCIP
Disclosure of transactions between related parties [line items]
Percentage ownership				56.00%
Cobega Companies | Vifilfell, hf. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Cash consideration received from acquisition | €	€ 35
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors		5
Franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term		10 years
Renewal term		10 years
Franchise intangible | TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Agreement term		10 years
Renewal term		10 years